Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Line Items]
Revenue decreased	$ 1,828,976	$ 10,781	$ 204,495
Revenue increased percentage	16865.00%
Gross Profit	$ 825,204	1,541	1,147
Gross margin	800,000
Net loss	(8,386,923)	(16,069,070)	$ (15,379,658)
Working capital deficit	2,600,000
Cash	80,000
Accounts receivable	$ 145,853
Percentage of accounts receivable collected back	100.00%
Maximum [Member]
Going Concern [Line Items]
Revenue decreased		10,781
Impairment losses percentage	14.00%
Minimum [Member]
Going Concern [Line Items]
Revenue decreased	$ (1,800,000)
Impairment losses percentage	45.00%
Continuing Operations [Member]
Going Concern [Line Items]
Gross Profit		$ 800,000
Gross profit from continued operation percentage		53450.00%
Accounts Receivable [Member]
Going Concern [Line Items]
Cash	$ 700,000
Accounts receivable	$ 100,000